Item 1. Schedule of Investments:
--------------------------------
Putnam Tax Smart Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

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

Putnam Tax Smart Equity Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
July 31, 2004 (Unaudited)

Common stocks (100.0%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (3%)
-----------------------------------------------------------------------------------------------------------
         40,600  Boeing Co. (The)                                                                $2,060,450
        100,299  Lockheed Martin Corp.                                                            5,314,844
         11,400  United Technologies Corp.                                                        1,065,900
                                                                                              -------------
                                                                                                  8,441,194

Airlines (0.8%)
-----------------------------------------------------------------------------------------------------------
        150,100  Southwest Airlines Co.                                                           2,171,947

Automotive (0.2%)
-----------------------------------------------------------------------------------------------------------
         11,300  Lear Corp.                                                                         622,969

Banking (8.5%)
-----------------------------------------------------------------------------------------------------------
          2,000  Bank of America Corp.                                                              170,020
         57,525  Bank of New York Co., Inc. (The)                                                 1,652,693
         30,000  Comerica, Inc.                                                                   1,754,100
         96,048  Commerce Bancorp, Inc.                                                           4,835,056
         85,167  Fifth Third Bancorp                                                              4,203,843
         16,500  North Fork Bancorp., Inc.                                                          644,325
        248,181  U.S. Bancorp                                                                     7,023,522
         34,000  Washington Mutual, Inc.                                                          1,319,200
         22,700  Wells Fargo & Co.                                                                1,303,207
         11,500  Zions Bancorp.                                                                     695,750
                                                                                              -------------
                                                                                                 23,601,716

Beverage (0.8%)
-----------------------------------------------------------------------------------------------------------
         48,400  Coca-Cola Co. (The)                                                              2,122,824

Biotechnology (1.6%)
-----------------------------------------------------------------------------------------------------------
         78,000  Amgen, Inc. (NON)                                                                4,436,640

Broadcasting (1.1%)
-----------------------------------------------------------------------------------------------------------
         89,931  Viacom, Inc. Class B                                                             3,020,782

Building Materials (0.7%)
-----------------------------------------------------------------------------------------------------------
         62,000  Masco Corp.                                                                      1,874,880

Cable Television (0.7%)
-----------------------------------------------------------------------------------------------------------
         72,812  Echostar Communications Corp. Class A
                 (NON)                                                                            2,018,349

Commercial and Consumer Services (1%)
-----------------------------------------------------------------------------------------------------------
         12,004  Choicepoint, Inc. (NON)                                                            504,168
         30,794  Iron Mountain, Inc. (NON)                                                          993,706
         42,100  Yahoo!, Inc. (NON)                                                               1,296,680
                                                                                              -------------
                                                                                                  2,794,554

Communications Equipment (2.5%)
-----------------------------------------------------------------------------------------------------------
        337,055  Cisco Systems, Inc. (NON)                                                        7,030,967

Computers (2.4%)
-----------------------------------------------------------------------------------------------------------
         87,500  Dell, Inc. (NON)                                                                 3,103,625
         88,100  EMC Corp. (NON)                                                                    966,457
        100,843  Hewlett-Packard Co.                                                              2,031,986
          7,623  Lexmark International, Inc. (NON)                                                  674,636
                                                                                              -------------
                                                                                                  6,776,704

Conglomerates (2.7%)
-----------------------------------------------------------------------------------------------------------
         24,100  ITT Industries, Inc.                                                             1,926,795
        181,800  Tyco International, Ltd. (Bermuda)                                               5,635,800
                                                                                              -------------
                                                                                                  7,562,595

Construction (0.2%)
-----------------------------------------------------------------------------------------------------------
        385,592  Aggregate Industries PLC (United
                 Kingdom)                                                                           597,674

Consumer Finance (5.3%)
-----------------------------------------------------------------------------------------------------------
         74,268  Capital One Financial Corp.                                                      5,148,258
         39,275  Countrywide Financial Corp.                                                      2,831,728
        163,179  MBNA Corp.                                                                       4,028,890
        191,725  Providian Financial Corp. (NON)                                                  2,653,474
                                                                                              -------------
                                                                                                 14,662,350

Electronics (4.5%)
-----------------------------------------------------------------------------------------------------------
         25,800  American Power Conversion Corp.                                                    389,580
         21,000  Analog Devices, Inc.                                                               833,700
        301,117  Intel Corp.                                                                      7,341,232
         36,200  Linear Technology Corp.                                                          1,415,420
        104,650  SanDisk Corp. (NON)                                                              2,545,088
                                                                                              -------------
                                                                                                 12,525,020

Energy (1%)
-----------------------------------------------------------------------------------------------------------
         26,400  GlobalSantaFe Corp. (Cayman Islands)                                               723,360
         54,668  Noble Corp. (Cayman Islands) (NON)                                               2,116,745
                                                                                              -------------
                                                                                                  2,840,105

Financial (9.7%)
-----------------------------------------------------------------------------------------------------------
        316,928  Citigroup, Inc.                                                                 13,973,356
         33,400  Fannie Mae                                                                       2,370,064
        164,514  Freddie Mac                                                                     10,579,895
                                                                                              -------------
                                                                                                 26,923,315

Food (0.5%)
-----------------------------------------------------------------------------------------------------------
         35,789  Dean Foods Co. (NON)                                                             1,323,477

Gaming & Lottery (0.8%)
-----------------------------------------------------------------------------------------------------------
         49,934  Harrah's Entertainment, Inc.                                                     2,321,432

Health Care Services (4.8%)
-----------------------------------------------------------------------------------------------------------
         22,400  AmerisourceBergen Corp.                                                          1,210,944
         96,701  Cardinal Health, Inc.                                                            4,303,195
         34,000  CIGNA Corp.                                                                      2,108,340
         28,500  Express Scripts, Inc. Class A (NON)                                              1,869,600
         34,100  HCA, Inc.                                                                        1,317,965
         41,400  UnitedHealth Group, Inc.                                                         2,604,060
                                                                                              -------------
                                                                                                 13,414,104

Homebuilding (1.5%)
-----------------------------------------------------------------------------------------------------------
         50,168  Lennar Corp.                                                                     2,141,170
          4,445  NVR, Inc. (NON)                                                                  2,071,370
                                                                                              -------------
                                                                                                  4,212,540

Insurance (3.6%)
-----------------------------------------------------------------------------------------------------------
        116,700  ACE, Ltd. (Bermuda)                                                              4,736,853
         60,300  Everest Re Group, Ltd. (Barbados)                                                4,430,844
         10,200  XL Capital, Ltd. Class A (Bermuda)                                                 720,936
                                                                                              -------------
                                                                                                  9,888,633

Investment Banking/Brokerage (1.2%)
-----------------------------------------------------------------------------------------------------------
         13,600  Bear Stearns Co., Inc. (The)                                                     1,134,512
          7,700  JPMorgan Chase & Co.                                                               287,441
         27,200  Lehman Brothers Holdings, Inc.                                                   1,906,720
                                                                                              -------------
                                                                                                  3,328,673

Leisure (0.8%)
-----------------------------------------------------------------------------------------------------------
         36,800  Harley-Davidson, Inc.                                                            2,203,216

Lodging/Tourism (0.3%)
-----------------------------------------------------------------------------------------------------------
         19,800  Royal Caribbean Cruises, Ltd.                                                      846,450

Manufacturing (0.4%)
-----------------------------------------------------------------------------------------------------------
         11,400  Illinois Tool Works, Inc.                                                        1,031,928

Media (0.5%)
-----------------------------------------------------------------------------------------------------------
        158,500  Liberty Media Corp. Class A (NON)                                                1,344,080

Medical Technology (0.9%)
-----------------------------------------------------------------------------------------------------------
         52,100  Medtronic, Inc.                                                                  2,587,807

Metals (0.9%)
-----------------------------------------------------------------------------------------------------------
         36,400  Alcoa, Inc.                                                                      1,165,892
        152,809  BHP Billiton PLC (United Kingdom)                                                1,391,965
                                                                                              -------------
                                                                                                  2,557,857
Oil & Gas (4.8%)
-----------------------------------------------------------------------------------------------------------
         18,100  Amerada Hess Corp.                                                               1,508,635
         50,424  Canadian Natural Resources, Ltd.
                 (Canada)                                                                         1,673,068
        221,132  ExxonMobil Corp.                                                                10,238,412

                                                                                              -------------
                                                                                                 13,420,115
Pharmaceuticals (8.4%)
-----------------------------------------------------------------------------------------------------------
         35,266  Abbott Laboratories                                                              1,387,717
         69,023  Forest Laboratories, Inc. (NON)                                                  3,471,167
        171,579  Johnson & Johnson                                                                9,483,171
        257,364  Pfizer, Inc.                                                                     8,225,353
         30,200  Teva Pharmaceutical Industries, Ltd. ADR
                 (Israel)                                                                           893,920
                                                                                              -------------
                                                                                                 23,461,328

Photography/Imaging (0.7%)
-----------------------------------------------------------------------------------------------------------
        146,500  Xerox Corp. (NON)                                                                2,030,490

Railroads (1.1%)
-----------------------------------------------------------------------------------------------------------
         38,862  Canadian National Railway Co. (Toronto
                 Exchange) (Canada)                                                               1,749,956
         21,262  Union Pacific Corp.                                                              1,197,901
                                                                                              -------------
                                                                                                  2,947,857

Real Estate (1.1%)
-----------------------------------------------------------------------------------------------------------
         53,800  Equity Office Properties Trust (R)                                               1,396,110
         59,100  General Growth Properties, Inc. (R)                                              1,777,728
                                                                                              -------------
                                                                                                  3,173,838

Retail (8.7%)
-----------------------------------------------------------------------------------------------------------
         12,176  AutoZone, Inc. (NON)                                                               939,987
         74,000  Bed Bath & Beyond, Inc. (NON)                                                    2,618,860
         29,757  Costco Wholesale Corp.                                                           1,209,920
         88,300  Family Dollar Stores, Inc.                                                       2,460,038
         34,000  Home Depot, Inc. (The)                                                           1,146,480
         56,300  Kohl's Corp. (NON)                                                               2,576,288
        114,984  Lowe's Cos., Inc.                                                                5,602,020
         79,600  Rent-A-Center, Inc. (NON)                                                        2,335,464
         29,700  Ross Stores, Inc.                                                                  687,555
        110,265  Staples, Inc.                                                                    3,184,453
         29,098  Wal-Mart Stores, Inc.                                                            1,542,485
                                                                                              -------------
                                                                                                 24,303,550

Schools (0.3%)
-----------------------------------------------------------------------------------------------------------
         10,500  Apollo Group, Inc. Class A (NON)                                                   877,275

Software (8%)
-----------------------------------------------------------------------------------------------------------
         30,000  Adobe Systems, Inc.                                                              1,265,400
         99,301  BMC Software, Inc. (NON)                                                         1,557,040
        576,102  Microsoft Corp.                                                                 16,395,863
        228,762  Oracle Corp. (NON)                                                               2,404,289
         38,600  Veritas Software Corp. (NON)                                                       735,716
                                                                                              -------------
                                                                                                 22,358,308

Technology Services (0.7%)
-----------------------------------------------------------------------------------------------------------
         17,500  Automatic Data Processing, Inc.                                                    734,650
         40,000  Checkfree Corp. (NON)                                                            1,201,600
                                                                                              -------------
                                                                                                  1,936,250

Telecommunications (0.4%)
-----------------------------------------------------------------------------------------------------------
        346,500  Level 3 Communications, Inc. (NON)                                               1,049,895

Tobacco (2.3%)
-----------------------------------------------------------------------------------------------------------
        134,666  Altria Group, Inc.                                                               6,410,102

Toys (0.4%)
-----------------------------------------------------------------------------------------------------------
         64,200  Mattel, Inc.                                                                     1,124,784
                                                                                              -------------
                 Total Common stocks  (cost $270,584,867)                                      $278,178,574

Short-term investments (0.2%) (cost $606,358) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $606,358  Putnam Prime Money Market Fund (e)                                                $606,358

-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $271,191,225) (b)                                     $278,784,932
-----------------------------------------------------------------------------------------------------------


Written options outstanding at July 31, 2004 (Unaudited)
(premium received $11,611)

Contract                                                      Expiration date/
amount                                                           strike price       Value
-----------------------------------------------------------------------------------------
 6076   Cardinal Health, Inc. (Put)                            Aug. 04/ 40.15      $3,187
4,303   Express Scripts, Inc. Class A (Put)                    Aug. 04/ 58.67       3,170
5,959   Ross Stores, Inc. (Put)                                Aug. 04/ 21.78         834
8,051   Veritas Software Corp. (Put)                           Aug. 04/ 16.10          32
-----------------------------------------------------------------------------------------
                                                                                   $7,223
-----------------------------------------------------------------------------------------


NOTES

  (a) Percentages indicated are based on net assets of $278,312,037.

  (b) The aggregate identified cost on a tax basis is $275,977,416, resulting in gross unrealized appreciation and depreciation of $18,679,823 and $15,872,307, respectively, or net unrealized appreciation of $2,807,516.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,541 for the period ended July 31, 2004.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and C5it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004